Average Annual Total Returns{- Fidelity Mid-Cap Stock K6 Fund} - 04.30 Fidelity Mid-Cap Stock K6 Fund PRO-03 - Fidelity Mid-Cap Stock K6 Fund	Fidelity Mid-Cap Stock K6 Fund Cap Stock K6 Fund Past 1 year	Fidelity Mid-Cap Stock K6 Fund Cap Stock K6 Fund Since Inception		SP004 Past 1 year	SP004 Since Inception
Total	11.27%	13.20%	[1]	13.66%	14.72%	[1]

[1]	(a)From June 13, 2019